Summary of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial liabilities measured at fair value:
Deferred compensation plan, Carrying value	$ 11,268	$ 10,574		$ 19,259
Deferred compensation plan, Fair value	11,268	10,574		19,259
Contingent consideration	1,402	0		2,262
Contingent consideration, Fair value	1,402	0		2,262
Financial assets not measured at fair value:
Cash and cash equivalents, Carrying value	39,953	51,529	$ 34,910	36,480	$ 84,091	$ 50,272
Cash and cash equivalents, Fair value	39,953	51,529		36,480
Restricted cash, Carrying value	12,604	7,914	$ 15,045	9,076	$ 9,752	$ 5,684
Restricted cash, Fair value	12,604	7,914		9,076
Accounts receivable, net, Carrying value	12,504	4,928		5,127
Accounts receivable, net, Fair value	12,504	4,928		5,127
Due from affiliates, Carrying value	75	45		0
Due from affiliates, Fair value	75	45
Investments in unconsolidated entities, Carrying value	3,400	500		500
Investments in unconsolidated entities, Fair value	3,400	500		500
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses, Carrying value	21,696	24,880		20,529
Accounts payable and accrued expenses, Fair value	21,696	24,880		20,529
Due to affiliates, Carrying value	1,176	2,032		4,272
Due to affiliates, Fair value	1,176	2,032		4,272
Other liabilities, Carrying value	14,478	8,418
Other liabilities, Fair value	14,478	8,418		9,076
Notes payable, Carrying value	24,865	18,006		11,947
Notes payable, Fair value				12,040
Minimum
Financial liabilities not measured at fair value:
Notes payable, Fair value	23,362	16,681
Maximum
Financial liabilities not measured at fair value:
Notes payable, Fair value	$ 25,821	$ 18,437
Maximum maturity period of financial assets	90 days	90 days
Ashford Trust OP
Financial assets not measured at fair value:
Due from related parties, Carrying value	$ 4,416	$ 5,293		13,346
Due from related parties, Fair value	4,416	5,293		13,346
Braemar OP
Financial assets not measured at fair value:
Due from related parties, Carrying value	2,031	1,996		1,738
Due from related parties, Fair value	$ 2,031	$ 1,996		$ 1,738